Results for the Year (Tables)	12 Months Ended
Dec. 31, 2020
Results for the Year
Schedule of disaggregates of revenue by type of payment and collaboration partner under agreements

(DKK million)	2020	2019	2018

Revenue:
Royalties	4,741	3,155	1,741
Reimbursement revenue	431	342	249
Milestone revenue	351	1,869	687
License revenue	4,588	-	348

Total	10,111	5,366	3,025

Revenue split by collaboration partner:
Janssen	4,693	4,983	2,390
AbbVie	4,398	-	-
Roche	305	7	-
BioNTech	230	115	83
Novartis	212	23	338
Seagen	201	226	162
Other collaboration partners	72	12	52

Total	10,111	5,366	3,025

Schedule of segment disclosures in the financial statements as the group's business activities.

	Revenue	Non-current assets	Revenue	Non-current assets	Revenue	Non-current assets

(DKK million)	2020		2019		2018

Denmark	10,111	344	5,366	475	3,025	459
Netherlands	-	380	-	336	-	171
USA	-	370	-	84	-	12
Japan	-	-	-	-	-	-

Total	10,111	1,094	5,366	895	3,025	642

Schedule of staff cost

	2020	2019	2018
(DKK million)

Wages and salaries	694	489	308
Share-based compensation	200	147	91
Defined contribution plans	51	39	24
Other social security costs	108	72	23
Government grants	(119)	(96)	(86)

Total	934	651	360

Staff costs are included in the income statement as follows:
Research and development expenses	803	572	324
General and administrative expenses	250	175	122
Government grants related to research and development expenses	(119)	(96)	(86)

Total	934	651	360

Average number of FTE	656	471	313
Number of FTE at year-end	781	548	377

Fair value of each warrant granted

Weighted average	2020	2019	2018
Fair value per warrant on grant date	631.51	425.80	368.61
Share price	2,009.79	1,483.58	1,034.66
Exercise price	2,009.79	1,483.58	1,034.66
Expected dividend yield	0%	0%	0%
Expected stock price volatility	37.0%	34.2%	41.7%
Risk-free interest rate	-0.01%	-0.56%	-0.01%
Expected life of warrants	5 years	5 years	5 years

Schedule of reconciliation of effective tax rate

	2020	2019	2018
(DKK million)

Current tax on result	1,191	444	161
Adjustment to deferred tax	(112)	294	458
Adjustment to valuation allowance	67	(45)	(479)

Total tax for the period in the income statement	1,146	693	140

	2020	2019	2018
(DKK million)

Net result before tax	5,904	2,859	1,612

Tax at the Danish corporation tax rate of 22% for all periods	1,299	629	355

Tax effect of:
Adjustment to valuation allowance	67	-	-
Recognition of previously unrecognized tax losses and deductible temporary differences	(222)	(19)	(267)
Non-deductible expenses/non-taxable income and other permanent differences, net	(5)	75	53
All other	7	8	(1)

Total tax effect	(153)	64	(215)

Total tax for the period in the income statement	1,146	693	140

Total tax for the period in shareholders' equity	(44)	(24)	(89)

Effective Tax Rate	19.4%	24.2%	8.7%

Schedule of components of the deferred tax asset

	2020	2019
(DKK million)

Tax deductible losses	333	359
Share-based instruments	236	130
Deferred revenue	113	-
Other temporary differences	10	1

Total	692	490

Valuation allowance	(515)	(351)

Total deferred tax assets	177	139

Schedule of Result Per Share

(DKK million)	2020	2019	2018

Net result	4,758	2,166	1,472

(Shares)

Average number of shares outstanding	65,315,975	63,126,771	61,383,972
Average number of treasury shares	(136,969)	(163,958)	(116,466)

Average number of shares excl. treasury shares	65,179,006	62,962,813	61,267,506
Average number of share-based instruments, dilution	706,869	674,030	777,491

Average number of shares, diluted	65,885,875	63,636,843	62,044,997

Basic net result per share	73.00	34.40	24.03
Diluted net result per share	72.21	34.03	23.73